Loans, allowance for loan losses and credit quality - Counterparty rating (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	SFr 285,179	SFr 273,723	SFr 264,830
Value of collateral	256,442	242,034
Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	217,017	210,330
Value of collateral	200,521	192,579
Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	66,222	61,287
Value of collateral	54,543	47,999
Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,940	2,106
Value of collateral	1,378	1,456
Corporate and institutional
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	126,865	119,962	112,553
Corporate and institutional | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	75,817	72,180
Corporate and institutional | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	49,759	46,318
Corporate and institutional | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,289	1,464
Corporate and institutional | Real estate
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	28,323	26,065
Corporate and institutional | Real estate | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	20,524	19,461
Corporate and institutional | Real estate | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	7,674	6,494
Corporate and institutional | Real estate | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	125	110
Corporate and institutional | Commercial and industrial loans
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	81,873	79,773
Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	40,860	40,872
Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	39,896	37,633
Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,117	1,268
Corporate and institutional | Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	15,436	12,939
Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	13,267	10,715
Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,122	2,138
Corporate and institutional | Financial institutions | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	47	86
Corporate and institutional | Governments and public institutions
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,233	1,185
Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,166	1,132
Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	67	53
Corporate and institutional | Governments and public institutions | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	0	0
Consumer
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	158,314	153,761	SFr 152,277
Consumer | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	141,200	138,150
Consumer | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	16,463	14,969
Consumer | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	651	642
Consumer | Mortgages
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	109,579	107,845
Consumer | Mortgages | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	99,613	97,404
Consumer | Mortgages | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	9,604	10,046
Consumer | Mortgages | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	362	395
Consumer | Loans collateralized by securities
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	44,364	42,034
Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	40,060	39,281
Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	4,182	2,676
Consumer | Loans collateralized by securities | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	122	77
Consumer | Consumer finance
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	4,371	3,882
Consumer | Consumer finance | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	1,527	1,465
Consumer | Consumer finance | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	2,677	2,247
Consumer | Consumer finance | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Gross loans held at amortized cost	SFr 167	SFr 170